Other Current and Non-current Liabilities - Summary of Other Current Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Statement [line Items]
Deferred revenue current	[1]	$ 384	$ 293
Contract customers advances payable [member] | Commercial agreement with cemeto bayano [member]
Statement [line Items]
Current advances from contract with customers received		339	253
Deferred revenue current		$ 5	$ 5

[1]	As of December 31, 2023 and 2022, contract liabilities with customers included $339 and $253, respectively, of advances received from customers, as well as in 2023 and 2022 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $5 in both years. Note 3 includes the changes during the period of this caption.